Cover Page	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	OLD REPUBLIC INTERNATIONAL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-10607
Entity Central Index Key	0000074260
Amendment Flag	false
Entity Tax Identification Number	36-2678171
Entity Address, Address Line One	307 North Michigan Avenue
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	(312)
Local Phone Number	346-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock / $1 par value
Trading Symbol	ORI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false